Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

July 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Sustainable Global Thematic Fund, Inc.
(File No. 2-70427)
AB Sustainable International Thematic Fund, Inc.
(File No. 33-76598)

Ladies and Gentlemen:

On behalf of the above-referenced AB Funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”). In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) under the Securities Act do not differ from those included in the most recent post-effective amendment to each Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on July 23, 2021.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,

/s/ Jessica D. Cohn
Jessica D. Cohn